Note 25 - Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Non-interest Income From Customer Contracts [Table Text Block]
	Years ended December 31,
	2021	2020	2019
	(dollars in thousands)

Fees and gains on sales of mortgage loans(1)	$9,997	$9,560	$6,802
Service charges on deposits	6,137	5,659	6,952
Debit and credit card interchange income	12,029	9,187	8,301
Brokerage income	6,368	4,837	4,411
BOLI and annuity earnings(1)	1,109	959	723
Security gain (loss), net(1)	28	882	(268)
Other non-interest income	1,428	2,056	1,428
Total non-interest income	$37,096	$33,140	$28,349